                                                                                           ---------------------------
As filed with the Securities and Exchange Commission on August 27, 2007                           OMB APPROVAL
                                                                                           ---------------------------
                                                                                           ---------------------------
Registration No. 333-145170                                                                OMB Number:      3235-0336
                                                                                           Expires     March 31, 2008
                                                                                           Estimated average burden
                                                                                           hours per response  1312.9
                                                                                           ---------------------------

                                                   UNITED STATES
                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                                     FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                   / X /

PRE-EFFECTIVE AMENDMENT NO.                 1  / X /

POST-EFFECTIVE AMENDMENT NO. __                                                                           /    /

                                       OPPENHEIMER CAPITAL APPRECIATION FUND
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                (Exact Name of Registrant as Specified in Charter)

                              6803 South Tucson Way, Centennial, Colorado 80112-3924
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                     (Address of Principal Executive Offices)

                                                   303-768-3200
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                   (Registrant's Area Code and Telephone Number)

                                               Robert G. Zack, Esq.
                                    Executive Vice President & General Counsel
                                              OppenheimerFunds, Inc.
                                            Two World Financial Center
                                                225 Liberty Street
                                             New York, New York 10148
                                                  (212) 323-0250
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                      (Name and Address of Agent for Service)

                    As soon as practicable after the Registration Statement becomes effective.
                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]
                                  (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered:  Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer
Capital Appreciation Fund.

It is proposed that this filing will become effective on September 26, 2007 pursuant to rule 488.

No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.

This Pre-Effective Amendment is being filed to revise Part B of the Registration Statement to incorporate by reference the semi-annual reports of Capital Appreciation Fund and Enterprise Fund, both dated February 28, 2007.

Parts A and C are incorporated herein by reference from the Registration Statement filed on August 7, 2007.

                                        STATEMENT OF ADDITIONAL INFORMATION
                                         TO PROSPECTUS AND PROXY STATEMENT
                                                        OF
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

                                                      PART B

                                           Acquisition of the Assets of
                                            OPPENHEIMER ENTERPRISE FUND

                                         By and in exchange for Shares of
                                       OPPENHEIMER CAPITAL APPRECIATION FUND

         This Statement of Additional Information to this Prospectus and Proxy Statement (the "SAI") relates specifically to the proposed delivery of substantially all of the assets of Oppenheimer Enterprise Fund
("Enterprise Fund") for Class A, Class B, Class C, Class N and Class Y shares of Oppenheimer Capital Appreciation
Fund ("Capital Appreciation Fund") (the "Reorganization").

         This SAI consists of this Cover Page and the following documents which are incorporated into this SAI by reference: (i) the Statement of Additional Information of Enterprise Fund dated November 29, 2006, as supplemented May 21, 2007 ; (ii) the Statement of Additional Information of Capital Appreciation Fund dated
October 26, 2006, as supplemented November 24, 2006 and December 15, 2006, which includes audited financial statements of Capital Appreciation Fund for the 12-month period ended August 31, 2006; (iii) the semi-annual report of Capital Appreciation Fund dated February 28, 2007, which includes unaudited financial statement for the
6-month period ended February 28, 2007; (iv) the annual report of Enterprise Fund which includes audited financial statements of Enterprise Fund for the 12-month period ended August 31, 2006; and (v) the semi-annual report of Enterprise Fund dated February 28, 2007, which includes unaudited financial statements for the 6-month period ended February 28, 2007.

         This SAI is not a Prospectus; you should read this SAI in conjunction with the combined Prospectus and
Proxy Statement dated September 21, 2007 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by writing OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217, by visiting the website at www.oppenheimerfunds.com or by calling toll-free 1.800.647.1963. The date of this SAI is September
21, 2007.

                                          PRO FORMA FINANCIAL STATEMENTS

         Pro forma financial statements demonstrating the effect of the Reorganization on Capital Appreciation
Fund are not necessary because the net asset value of Enterprise Fund does not exceed ten percent of the net asset value of Capital Appreciation Fund as of July 31, 2007.

                                                    SIGNATURES

As required by the Securities Act of 1933, as amended, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 27th day of August, 2007.

                                                     Oppenheimer Capital Appreciation Fund

                                                     By:  /s/ John V. Murphy*
                                                     ---------------------------------------------
                                                     John V. Murphy, President,
                                                     Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           August 27, 2007

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               August 27, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        August 27, 2007
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     August 27, 2007
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     August 27, 2007
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     August 27, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     August 27, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     August 27, 2007
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     August 27, 2007
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     August 27, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     August 27, 2007
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     August 27, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                      Request for Acceleration of Effective Date of Registration Statement of
                                       Oppenheimer Capital Appreciation Fund
                         Pursuant to Rule 461 under the Securities Act of 1933, as amended

VIA EDGAR

August 27, 2007

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, Virginia 22312

Re:                                 Oppenheimer Capital Appreciation Fund/Enterprise Fund N-14; File No. 333-145170

To the Securities and Exchange Commission:

         Oppenheimer Capital Appreciation Fund (the "Registrant") and OppenheimerFunds Distributor, Inc., as
general distributor of the Registrant's shares, hereby request the acceleration of the Registrant's above-referenced Registration Statement on Form N-14 to September 6, 2007, or as soon as practicable thereafter.
The initial Form N-14 was filed on August 7, 2007, and a Form N-14/A was filed August 27, 2007.

         The undersigned hereby acknowledge that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the
United States.

                                            Oppenheimer Capital Appreciation Fund

                                            By:      /s/ Lisa I. Bloomberg
                                                   -----------------------------------------------
                                                   Lisa I. Bloomberg, Assistant Secretary

                                            OppenheimerFunds Distributor, Inc.

                                            By:    /s/  Janette Aprilante
                                                   -----------------------------------------------
                                                   Janette Aprilante, Secretary